SCHEDULE OF PROVISION FOR INCOME TAXES EXPENSES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current					$ 2,208
Total					$ 2,208